Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information
Entity Registrant Name	Cotiviti Holdings, Inc.
Entity Central Index Key	0001657197
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Pre-Effective Amendment Number	1